Document And Entity Information	Oct. 25, 2019
Document Information [Line Items]
Entity Registrant Name	INTERFACE INC
Document Type	8-K
Document Period End Date	Oct. 25, 2019
Entity Incorporation, State or Country Code	GA
Entity File Number	001-33994
Entity Tax Identification Number	58-1451243
Entity Address, Address Line One	1280 West Peachtree Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	770
Local Phone Number	437-6800
Title of 12(b) Security	Common Stock
Trading Symbol	TILE
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000715787